Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes

Loss before income taxes consists of the following (in thousands):

	2024	2023	2022
U.S. Operations	$(95,555)	$(213,971)	$(81,049)
Foreign Operations	237	197	98
Loss before income taxes	$(95,318)	$(213,774)	$(80,951)

Schedule of Components of Income Tax Benefit Attributable to Loss Before Income Taxes

Income tax benefit attributable to loss before income taxes is summarized as follows (in thousands):

	For the Years Ended December 31,
	2024	2023	2022
Current provision:
Federal	$1,296	$12,549	$18,635
State	1,998	4,175	7,278
Foreign	50	39	43
Total current provision	3,344	16,763	25,956
Deferred provision:
Federal	(25,004)	(40,106)	(19,872)
State	(4,727)	(8,165)	(6,474)
Total deferred provision	(29,731)	(48,271)	(26,346)
Income tax benefit	$(26,387)	$(31,508)	$(390)

Reconciliation of the U.S. Federal Income Tax Rate to Income Tax (Benefit) Expense Expressed as a Percent of Pretax Loss

A reconciliation of the U.S. Federal income tax rate of 21.0% to income tax benefit expressed as a percent of pretax loss is as follows:

	For the Years Ended December 31,
	2024	2023	2022
Federal income tax at the statutory rate	21.0%	21.0%	21.0%
(Decrease) increase in income tax benefit:
State and foreign income taxes, net of federal benefits	(1.6)	0.8	(0.7)
Jobs tax credits, net	2.2	1.1	3.9
State deferred rate change	(1.2)	1.6	(0.3)
Legal claims	(2.0)	(11.3)	—
Non-deductible expenses	(1.4)	(0.2)	0.1
Share-based compensation	(4.6)	0.9	0.1
Executive compensation	(1.1)	—	—
Non-deductible goodwill	—	—	(22.4)
Uncertain tax positions	0.0	(0.5)	0.1
Adjustments associated with prior year provision	19.0	0.7	(0.8)
Acquisition impacts	(1.9)	—	—
Minority interest	(0.5)	(0.2)	—
Lobbying and political contributions	(0.3)	(0.1)	—
Other	0.1	0.9	(0.5)
Total	27.7%	14.7%	0.5%

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below (in thousands):

	December 31, 2024	December 31, 2023
Deferred tax assets:
Accrued expenses	$44,957	$48,866
Allowance for credit losses and contractual allowances	22,546	23,986
Net operating losses	18,796	18,846
Share-based compensation	15,799	4,628
IRC §163(j) interest	96,961	84,696
Operating lease liability	62,587	66,769
Other	21,325	18,238
Deferred tax assets	282,971	266,029
Valuation allowances	(8,968)	(9,866)
Deferred tax assets, net	274,003	256,163

Deferred tax liabilities:
Operating lease right-of-use asset	(60,587)	(65,391)
Property and equipment	(6,575)	(14,084)
Goodwill and other intangible assets	(190,272)	(178,570)
Insurance recovery	(8,677)	(15,048)
Interest rate swaps	(2,604)	(6,101)
Deferred tax liabilities	(268,715)	(279,194)
Deferred income taxes, net	$5,288	$(23,031)

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows (in thousands):

	December 31, 2024	December 31, 2023
Balance at beginning of year	$1,502	$505
(Decrease) increase related to prior year tax positions	(9)	1,502
Decrease related to current year tax positions	—	(42)
Lapse of statue of limitations	—	(463)
Balance at end of year	$1,493	$1,502